Document	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Teledyne Technologies Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15295
Entity Tax Identification Number	25-1843385
Entity Address, Address Line One	1049 Camino Dos Rios
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91360-2362
City Area Code	805
Local Phone Number	373-4545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	TDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001094285
Amendment Flag	false